Basis of preparation and material accounting policies - CRR (Details)	12 Months Ended
Dec. 31, 2024
0.1–1.2
Disclosure of initial application of standards or interpretations [line items]
Probability of default increase	0.15%
2.1–3.3
Disclosure of initial application of standards or interpretations [line items]
Probability of default increase	0.30%